Pension and Postretirement Benefits (Net Assets Available For Benefits) (USD $) In Millions, unless otherwise specified	Sep. 09, 2013	Dec. 31, 2013 Pension Benefit [Member]	Dec. 31, 2012 Pension Benefit [Member]	Dec. 31, 2011 Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets recognized in the consolidated financial statements		$ 47,238	$ 45,060	$ 45,907
Preferred equity interest in Mobility	9,104	9,209	0
Net assets available for benefits		$ 56,447	$ 45,060